Accrued Expenses And Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Payables [Abstract]
Schedule of Accrued Expenses And Other Payables
	At December 31,
	2025	2024
Accrued professional fees	$210,750	$130,000
Accrued staff costs	166,523	55,697
Others	662	-
	$377,935	$185,697